Tax - Tax charged/(credited) to the consolidated statement of comprehensive income and equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current tax:
Cash flow hedges, cost of hedging and own credit reserve	£ 6	£ 0	£ 3
Deferred tax:
Investments at fair value through other comprehensive income	12	(1)	0
Cash flow hedges, cost of hedging and own credit reserve	(2)	(40)	(12)
Remeasurements of pension assets and post-retirement benefit obligations	414	(206)	12
Share-based payments	2	(3)	0
Tax charged/(credited) to other comprehensive income and equity	432	(250)	3
Total tax recognised in the statements of comprehensive income from continuing operations	430	(247)	3
Total tax relating to share-based payments recognised directly in equity from continuing operations	£ 2	£ (3)	£ 0